Pension Plans And Other Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Benefit Payments Of Expected Future Service

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2013	$10,574	$1,557
2014	11,478	1,782
2015	12,420	1,940
2016	13,356	2,173
2017	14,314	2,394
2018 - 2022	84,914	14,142

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Change in benefit obligation:
Benefit obligation at January 1,	$237,087	209,459	50,189	43,956
Service cost	4,920	4,127	1,309	1,092
Interest cost	12,728	12,052	2,482	2,414
Actuarial loss	34,750	19,000	5,218	3,701
Plan participants' contributions	-	-	199	219
Benefits paid	(9,329)	(7,967)	(1,160)	(1,193)
Plan amendments	-	416	(392)	-
Acquisition	23,652	-	5,188	-
Settlements	(731)	-	-	-
Benefit obligation at December 31,	303,077	237,087	63,033	50,189

Change in plan assets:
Fair value of plan assets at January 1,	148,912	145,524	28,131	26,739
Actual return on plan assets	17,153	(1,871)	2,019	562
Employer contributions	15,256	13,226	1,905	1,790
Benefits paid	(9,329)	(7,967)	(941)	(960)
Acquisition	18,823	-	2,940	-
Settlements	(731)	-	-	-
Fair value of plan assets at December 31,	190,084	148,912	34,054	28,131

Funded status of plan:
Net amount recognized at December 31,	$112,993	$88,175	$28,979	$22,058

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Current liability	$222	$217	$-	$-
Noncurrent liability	112,771	87,958	28,979	22,058
Net liability recognized	$112,993	$88,175	$28,979	$22,058

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Projected benefit obligation	$303,077	$237,087
Fair value of plan assets	190,084	148,912

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Accumulated benefit obligation	$267,400	$210,511
Fair value of plan assets	190,084	148,912

Components Of Net Periodic Benefit Costs

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010

Service cost	$4,920	$4,127	$4,008	$1,309	$1,092	$1,016
Interest cost	12,728	12,052	11,386	2,482	2,414	2,151
Expected return on plan assets	(13,588)	(11,731)	(10,206)	(1,950)	(1,689)	(1,540)
Amortization of transition
obligation (asset)	-	-	-	-	104	104
Amortization of prior service cost	277	253	245	(299)	(268)	(268)
Amortization of actuarial loss	6,568	3,578	3,852	1,024	783	638
Amortization of regulatory asset	-	-	-	69	137	137
Settlement loss	304	-	-	90	-	-
Capitalized costs	(3,696)	(3,499)	(3,216)	(671)	(668)	(470)
Net periodic benefit cost	$7,513	$4,780	$6,069	$2,054	$1,905	$1,768

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Net actuarial loss	$106,980	$83,008	$21,315	$15,937
Prior service cost (credit)	1,297	1,554	(977)	(923)
Transition obligation (asset)	-	-	-	74
Total recognized in regulatory assets	$108,277	$84,562	$20,338	$15,088

Schedule Of Assumptions Related To Pension And Other Postretirement benefit Plans

The significant assumptions related to the Company’s benefit obligations are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	4.17%	5.0%	4.17%	5.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.0%	8.5%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.0%	5.75%	5.91%	5.0%	5.75%	5.91%
Expected return on plan assets	7.75%	7.75%	8.0%	5.17-7.75%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	8.5%	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	n/a	2019	2019	2016

n/a – Assumption is not applicable to pension benefits.

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$4,009	$(3,713)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$186	$(185)

Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	64%	66%
Debt securities	25 to 50%	23%	24%
Cash	0%	13%	10%
Total	100%	100%	100%

Pension Plans [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s pension plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$121,902	$121,902	$-	$-
Mutual funds	898	898	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,156	-	12,156	-
Corporate and foreign bonds	5,975	-	5,975	-
Mutual funds	24,928	24,928	-	-
Cash (c)	24,225	-	24,225	-
Total pension assets	$190,084	$147,728	$42,356	$-

The fair value of the Company’s pension plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$95,909	$95,909	$-	$-
Mutual funds	3,507	3,507	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,236	-	14,236	-
Corporate and foreign bonds	4,898	-	4,898	-
Mutual funds	15,072	15,072	-	-
Cash (c)	15,290	-	15,290	-
Total pension assets	$148,912	$114,488	$34,424	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Other Postretirement Benefit Plans [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,170	$9,170	$-	$-
Mutual funds	6,465	6,465	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	2,735	-	2,735	-
Mutual funds	1,398	1,398	-	-
Cash (c)	9,535	-	9,535	-
Total other post-retirement assets	$34,054	$17,033	$17,021	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,010	$9,010	$-	$-
Mutual funds	6,524	6,524	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,904	-	4,904	-
Corporate and foreign bonds	3,042	-	3,042	-
Mutual funds	1,420	1,420		-
Cash (c)	3,231	-	3,231	-
Total other post-retirement assets	$28,131	$16,954	$11,177	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	46%	56%
Debt securities	25 to 50%	26%	34%
Cash	0%	28%	10%
Total	100%	100%	100%